EXHIBIT 99.42

EDGEMAC RATING AGENCY GRADES

TPR Firm:	EdgeMAC	Date Submitted:	9/30/2021
Client Name:	Verus	Report:	Rating Agency Grades
Client Project:	Verus 2021-7	Loans in report:	1

						INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES					INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES					FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
9/30/2021	755400	xxxxxx	xxxxxx	xxxxxx	xxxxxx	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A